UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6963

Date of fiscal year end:	March 31, 2009

Date of reporting period:	December 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  December 31, 2008  (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.5%)
	Australia (b) (0.7%)
	Food: Major Diversified
3,597,986	Goodman Fielder Ltd.	$3,348,614

	Austria (b) (0.5%)
	Major Telecommunications
171,686	Telekom Austria AG	2,481,557

	Finland (b) (3.3%)
	Major Telecommunications
322,184	Elisa Oyj	5,576,791

	Pharmaceuticals: Other
287,684	Orion Oyj (Class B)	4,870,194

	Telecommunication Equipment
324,244	Nokia Oyj	5,026,725

	Total Finland	15,473,710

	France (b) (10.0%)
	Electrical Products
271,650	Legrand S.A. (c)	5,219,732

	Gas Distributors
179,710	GDF Suez (c)	8,900,486

	Integrated Oil
137,562	Total S.A.	7,499,549

	Major Telecommunications
527,037	France Telecom S.A.	14,741,823

	Metal Fabrications
45,484	Vallourec S.A.	5,173,137

	Office Equipment/Supplies
58,666	Neopost S.A.	5,310,052

	Total France	46,844,779

	Germany (b) (6.7%)
	Aerospace & Defense
234,509	MTU Aero Engines Holding AG	6,462,642

	Chemicals: Specialty
600,418	Symrise AG	8,480,172

	Electric Utilities
210,336	E.ON AG	8,505,378
86,865	RWE AG	7,808,861
		16,314,239

	Total Germany	31,257,053

	Greece (b) (2.1%)
	Casino/Gaming
346,730	Greek Organisation of Football Prognostics S.A.	9,974,847

	Ireland (b) (1.7%)
	Industrial Conglomerates
535,247	DCC PLC	7,788,103

	Italy (b) (2.8%)
	Integrated Oil
546,226	Eni S.p.A.	12,943,289

	Japan (b) (7.3%)
	Electronic Components
439,112	Hoya Corp. (c)	7,628,183
149,300	TDK Corp.	5,483,117
		13,111,300
	Industrial Machinery
520,000	Amada Co., Ltd.	2,517,144
593,500	Daifuku Co., Ltd.	3,458,262
		5,975,406
	Pharmaceuticals: Other
135,700	Ono Pharmaceutical Co., Ltd.	7,055,862

	Recreational Products
12,806	Nintendo Co., Ltd.	4,920,000

	Regional Banks
192,500	Tokyo Tomin Bank, Ltd. (The) (c)	3,114,350

	Total Japan	34,176,918

	Netherlands (b) (11.0%)
	Agricultural Commodities/Milling
236,593	Nutreco Holding NV	7,773,264

	Food: Major Diversified
295,380	Unilever N.V. (Share Certificates)	7,157,082

	Major Telecommunications
967,958	Koninklijke (Royal) KPN N.V.	14,036,198

	Publishing: Books/Magazines
834,619	Reed Elsevier N.V.	9,833,536
664,882	Wolters Kluwer N.V.	12,556,876
		22,390,412

	Total Netherlands	51,356,956

	Norway (b) (0.5%)
	Publishing: Newspapers
216,950	Schibsted ASA	2,590,697

	Singapore (b) (1.1%)
	Other Transportation
5,008,000	ComfortDelGro Corp., Ltd.	5,069,562

	Spain (b) (3.2%)
	Major Telecommunications
662,401	Telefonica S.A.	14,848,006

	Sweden (b) (0.6%)
	Aerospace & Defense
334,772	Saab AB (B Shares) (a)	3,059,530

	Telecommunication Equipment
(d)	Telefonaktiebolaget LM Ericsson (B Shares)	3

	Total Sweden	3,059,533

	Taiwan (1.1%)
	Major Telecommunications
342,953	Chunghwa Telecom Co., Ltd. (ADR) (a)	5,350,067

	United Kingdom (b) (19.1%)
	Aerospace & Defense
1,105,289	Meggitt PLC	2,563,974

	Beverages: Alcoholic
336,340	Diageo PLC	4,678,674

	Beverages: Non-Alcoholic
1,608,096	Britvic PLC	6,135,866

	Electric Utilities
416,345	Scottish & Southern Energy PLC	7,330,936

	Industrial Machinery
553,139	Charter International PLC	2,639,397

	Industrial Specialties
93,966	Filtrona PLC	185,770

	Integrated Oil
1,224,084	BP PLC	9,379,297
371,979	Royal Dutch Shell PLC (Class A)	9,723,665
		19,102,962
	Pharmaceuticals: Major
501,507	GlaxoSmithKline PLC	9,310,189

	Railroads
661,871	National Express Group PLC	4,721,652

	Tobacco
547,422	British American Tobacco PLC	14,223,885

	Wireless Telecommunications
9,291,077	Vodafone Group PLC	18,704,023

	Total United Kingdom	89,597,328

	United States (26.8%)
	Beverages: Non-Alcoholic
(d)	Dr Pepper Snapple Group Inc. (a)	6

	Electric Utilities
145,098	Allete Inc.	4,682,312
239,794	Portland General Electric Co.	4,668,789
		9,351,101
	Household/Personal Care
204,774	Kimberly-Clark Corp.	10,799,781

	Major Telecommunications
479,673	AT&T Inc.	13,670,680
406,833	Verizon Communications, Inc.	13,791,639
		27,462,319
	Other Consumer Specialties
114,469	Fortune Brands, Inc.	4,725,280

	Pharmaceuticals: Major
742,029	Bristol-Myers Squibb Co.	17,252,174
193,228	Eli Lilly & Co.	7,781,292
407,940	Pfizer, Inc.	7,224,617
		32,258,083
	Pulp & Paper
49,748	Clearwater Paper Corp.	417,383

	Real Estate Investment Trusts
174,117	Potlatch Corp.	4,528,783

	Tobacco
425,017	Philip Morris International	18,492,490
433,094	Reynolds American, Inc.	17,458,019
		35,950,509

	Total United States	125,493,245

	Total Common Stocks (Cost $416,651,471)	461,654,264

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (3.8%)
	Securities held as Collateral on Loaned Securities (b) (2.7%)
	Repurchase Agreements (0.6%)
$1,288	Bank of America Securities LLC (0.08% - 0.39% dated 12/31/08, due 01/02/09; proceeds $1,288,304; fully collateralized by U.S. Government Agency securities and common stocks at the date of this Portfolio of Investments as follows: Freddie Mac 5.50% due 06/01/35; Consolidated Edison Inc.; Cognizant Technology Solutions Corp.; Progress Energy, Inc.; valued at $1,337,126).	1,288,295

773	Barclay’s Capital (0.44% dated 12/31/08, due 01/02/09; proceeds $772,996; fully collateralized by exchange-traded fund at the date of this Portfolio of Investments as follows: SPDR Trust; valued at $811,550).	772,977

773	Citigroup Global Markets Inc. (0.44%, dated 12/31/08, due 01/02/09; proceeds $772,996; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Clorox Co., Copart Inc.; valued at $811,571).	772,977

260	Merrill Lynch & Co., Inc. (0.44%, dated 12/31/08, due 01/02/09; proceeds $259,778; fully collateralized by corporate bond securities at the date of this Portfolio of Investments as follows: CSX Corp 6.15% due 05/01/37; Macy’s Retail Holdings Inc. 6.625% due 04/01/11; Tricon Global 8.875% due 04/15/11; Embarq Corp. 7.082% due 06/01/16; Macy’s Retail Holdings Inc. 5.35% due 03/15/12; Yum Brands Inc. 7.70% due 07/01/12; Avnet, Inc. 2.00% due 03/15/34; valued at $269,737).	259,771

	Total Repurchase Agreements (Cost $3,094,020)	3,094,020

NUMBER OF
SHARES (000)
	Investment Company (e) (2.1%)
9,637	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $9,637,269)		9,637,269

	Total Securities held as Collateral on Loaned Securities (Cost $12,731,289)		12,731,289

	Investment Company (e) (1.1%)
5,296	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $5,295,554)		5,295,554

	Total Short-Term Investments (Cost $18,026,843)		18,026,843

	Total Investments (Cost $434,678,314) (f)	102.3%	479,681,107
	Liabilities in Excess of Other Assets	(2.3)	(11,110,425)
	Net Assets	100.0%	$468,570,682

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value of $330,810,952 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)

The values of loaned securities and related cash collateral outstanding at December 31, 2008 were $12,232,369 and $12,731,289, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Amount is less than one thousand.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities.  Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments December 31, 2008  (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS

Major Telecommunications	84,496,762		17.6%
Tobacco	50,174,393		10.4
Pharmaceuticals: Major	41,568,272		8.7
Integrated Oil	39,545,800		8.2
Electric Utilities	32,996,276		6.9
Publishing: Books/Magazines	22,390,412		4.7
Wireless Telecommunications	18,704,023		3.9
Short-Term Investments	18,026,843		3.7
Electronic Components	13,111,300		2.7
Aerospace & Defense	12,086,146		2.5
Pharmaceuticals: Other	11,926,056		2.5
Household/Personal Care	10,799,781		2.3
Food: Major Diversified	10,505,696		2.2
Casino/Gaming	9,974,847		2.1
Gas Distributors	8,900,486		1.9
Industrial Machinery	8,614,803		1.8
Chemicals: Specialty	8,480,172		1.8
Industrial Conglomerates	7,788,103		1.6
Agricultural Commodities/Milling	7,773,264		1.6
Beverages: Non-Alcoholic	6,135,872		1.3
Office Equipment/Supplies	5,310,052		1.1
Electrical Products	5,219,732		1.1
Metal Fabrications	5,173,137		1.1
Other Transportation	5,069,562		1.1
Telecommunication Equipment	5,026,728		1.0
Recreational Products	4,920,000		1.0
Other Consumer Specialties	4,725,280		1.0
Railroads	4,721,652		1.0
Beverages: Alcoholic	4,678,674		1.0
Real Estate Investment Trusts	4,528,783		0.9
Regional Banks	3,114,350		0.6
Publishing: Newspapers	2,590,697		0.5
Pulp & Paper	417,383		0.1
Industrial Specialties	185,770		0.0

	$479,681,107	*	100.0%

* Does not include open forward foreign currency contracts with net urealized appreciation of $447,872.

Forward Foreign Currency Contract Open at December 31, 2008:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

AUD	385,698		$265,669	01/05/2009	$(7,768)
EUR	68,500,000		$90,680,300	01/27/2009	(4,418,172)
EUR	11,400,000		$16,419,135	01/27/2009	592,528
	$31,851,600	EUR	31,851,600	01/27/2009	(198,386)
GBP	9,100,000		$13,586,300	01/27/2009	513,187
GBP	9,100,000	JPY	1,243,151,000	01/27/2009	648,467
GBP	13,600,000	JPY	1,855,040,000	01/27/2009	937,614
JPY	1,215,441,500	GBP	9,100,000	01/27/2009	(342,617)

		Net Unrealized Depreciation			$(2,275,146)

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro.
GBP	British Pound
JPY	Japanese Yen

MS Global Dividend Growth Securities

Notes to the Portfolio of Investments

FAS 157

12/31/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective April 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at December 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$479,681,107	$145,776,135	$333,904,972	—
Other Financial Instruments*	(2,275,146)	—	(2,275,146)	—
Total	$477,405,961	$145,776,135	$331,629,826	—

* Other financial instruments include forward contracts.

Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over- the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment

Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009